INVESTMENTS - Equity securities with readily determinable fair values (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2021 USD ($) shares
Equity securities with readily determinable fair values
Equity securities with readily determinable fair value	¥ 2,589	¥ 3,903		$ 406
Accor.
Equity securities with readily determinable fair values
Number of ordinary shares acquired | shares	1,180,000	8,737,987	282,787
Number of ordinary shares sold | shares	5,172,458	1,003,654
Gain (loss) realized	¥ 209	¥ (21)
Number of shares held in investment | shares	12,212,552			12,212,552
Investment in equity securities (in percentage)	5.00%			5.00%
Unrealized losses from fair value	¥ 94	253
Equity securities with readily determinable fair value	2,508	3,849
Other marketable securities
Equity securities with readily determinable fair values
Unrealized losses from fair value	2	12	¥ 35
Equity securities with readily determinable fair value	¥ 81	¥ 54